Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Jun. 30, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Net fair value	$ 0			$ 0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	1,833			35,474
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	0.01%			0.10%
Net fair value	43,205			(88,387)
Fair value Percentage of Partners' Capital (in hundredths)	0.19%			(0.25%)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Purchased [Member] | Options Contracts [Member] | Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value				1,534
Fair value Percentage of Partners' Capital (in hundredths)				0.00%	[1]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,545			(90,347)
Percentage of Partners' Capital (in hundredths)	0.02%			(0.25%)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,545			(90,347)
Percentage of Partners' Capital (in hundredths)	0.02%			(0.25%)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	35,827			(33,514)
Percentage of Partners' Capital (in hundredths)	0.16%			(0.10%)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	35,827			(33,514)
Percentage of Partners' Capital (in hundredths)	0.16%			(0.10%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	876,453			894,862
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	7.90%			6.36%
Net fair value	981,779			1,220,777
Fair value Percentage of Partners' Capital (in hundredths)	8.85%			8.68%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Options Contracts [Member] | Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value				814
Fair value Percentage of Partners' Capital (in hundredths)				0.00%	[1]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	88,742			61,890
Percentage of Partners' Capital (in hundredths)	0.80%			0.44%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(58,726)			(15,932)
Percentage of Partners' Capital (in hundredths)	(0.53%)			(0.11%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	43,098			5,601
Percentage of Partners' Capital (in hundredths)	0.39%			0.04%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	78,781			4,129
Percentage of Partners' Capital (in hundredths)	0.71%			0.03%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	25,589			68,092
Percentage of Partners' Capital (in hundredths)	0.23%			0.48%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	16,584			264,025
Percentage of Partners' Capital (in hundredths)	0.15%			1.88%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	11,711			211,973
Percentage of Partners' Capital (in hundredths)	0.11%			1.51%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(439)			2,015
Percentage of Partners' Capital (in hundredths)	0.00%	[1]		0.01%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	24,791			33,472
Percentage of Partners' Capital (in hundredths)	0.22%			0.24%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(19,479)			16,565
Percentage of Partners' Capital (in hundredths)	(0.18%)			0.12%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Contracts Written [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value	(22,859)
Fair value Percentage of Partners' Capital (in hundredths)	(0.21%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(1,203,865)			(1,303,588)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.61%)			(0.46%)
Net fair value	2,551,354			6,401,899
Fair value Percentage of Partners' Capital (in hundredths)	1.30%			2.23%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,076,324			3,957,614
Percentage of Partners' Capital (in hundredths)	1.05%			1.38%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(257,575)			(404,913)
Percentage of Partners' Capital (in hundredths)	(0.13%)			(0.14%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,325,665			300,106
Percentage of Partners' Capital (in hundredths)	0.67%			0.10%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	856,313			632,976
Percentage of Partners' Capital (in hundredths)	0.43%			0.22%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	151,921			3,429,445
Percentage of Partners' Capital (in hundredths)	0.08%			1.20%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,678,895			3,747,873
Percentage of Partners' Capital (in hundredths)	0.86%			1.31%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(82,988)			1,964,218
Percentage of Partners' Capital (in hundredths)	(0.04%)			0.69%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(36,283)			(49,301)
Percentage of Partners' Capital (in hundredths)	(0.02%)			(0.02%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,942,804			1,815,614
Percentage of Partners' Capital (in hundredths)	0.99%			0.63%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(144,638)			17,342
Percentage of Partners' Capital (in hundredths)	(0.07%)			0.01%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(3,483,151)			2,893,771
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(2.01%)			1.08%
Net fair value	(1,041,544)			8,766,171
Fair value Percentage of Partners' Capital (in hundredths)	(0.60%)			3.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value				1,507
Fair value Percentage of Partners' Capital (in hundredths)				0.00%	[1]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,101,353			3,584,855
Percentage of Partners' Capital (in hundredths)	0.64%			1.34%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(255,725)			193,829
Percentage of Partners' Capital (in hundredths)	(0.15%)			0.07%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	965,010			117,796
Percentage of Partners' Capital (in hundredths)	0.56%			0.04%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	69,363			338,402
Percentage of Partners' Capital (in hundredths)	0.04%			0.13%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	322,705			2,934,828
Percentage of Partners' Capital (in hundredths)	0.19%			1.10%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,340,254			2,287,545
Percentage of Partners' Capital (in hundredths)	0.77%			0.85%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	49,147			727,030
Percentage of Partners' Capital (in hundredths)	0.03%			0.27%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(9,384)			350,484
Percentage of Partners' Capital (in hundredths)			(0.01%)	0.13%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,322,968			1,218,007
Percentage of Partners' Capital (in hundredths)	0.76%			0.45%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(22,477)			(7,976)
Percentage of Partners' Capital (in hundredths)			(0.01%)	0.00%	[1]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Written [Member] | Options Contracts [Member] | Future Contract [Member]
Investment Holdings [Line Items]
Net fair value				$ (3,460)
Fair value Percentage of Partners' Capital (in hundredths)				0.00%	[1]

[1]	Amounts less than 0.005%